Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 138,533	$ 119,136
Prepaid income taxes	242,620
Prepaid expenses.	190,917
Total Current Assets	572,070	119,136
Security deposit	23,800	23,800
Deferred offering costs		182,742
Marketable securities held in Trust Account	304,528,924
Total Assets	305,124,794	325,678
Current liabilities
Current liabilities - Accounts payable and accrued expenses	303,190	20,222
Accrued offering costs		25,149
Convertible promissory note - related party		299,000
Total Current Liabilities	303,190	344,371
Deferred tax liability.	35,655
Deferred underwriting fee payable	10,505,250
Total Liabilities	10,844,095	344,371
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 28,423,164 and 28,504,462 shares at redemption value as of June 30, 2020 and December 31, 2019, respectively	289,280,690
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid in capital	2,313,769	24,250
Retained earnings	2,685,339	(43,693)
Total Stockholders’ Equity	5,000,009	(18,693)
Total Liabilities and Stockholders’ Equity	305,124,794	325,678
Class A Common Stock
Stockholders’ Equity
Common stock, Value	151
Total Stockholders’ Equity	151
Class B Common Stock
Stockholders’ Equity
Common stock, Value	750	750
Total Stockholders’ Equity	$ 750	$ 750